Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Schedule of components of accounts payable and accrued liabilities
December 31 December 31
2022 2021
$ $
Accounts payable 6,065,996 5,457,259
Accrued liabilities 2,891,053 3,730,048
Sale commissions payable 1 904,724 737,364
Accounts payable to the controlling shareholder and CEO 254,097 144,506
10,115,870 10,069,177
1
Sale commissions payable relate to the costs to obtain long-term contracts with clients.